UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          March 30, 2007

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL                May 15, 2007
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          24
Form 13F Information Table Value Total:    $ 315946
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
ALTRIA GROUP INC              COMM             02209S103     25334    288504 SH        SOLE                   288504
AMERICAN GREETINGS CORP CL A  COMM             026375105     11619    500607 SH        SOLE                   500607
ANHEUSER BUSCH COMPANIES INC  COMM             035229103     11984    237489 SH        SOLE                   237489
APACHE CORP                   COMM             037411105     15359    217244 SH        SOLE                   217244
BLACK & DECKER CORP           COMM             091797100     12166    149052 SH        SOLE                   149052
BRUNSWICK CORP                COMM             117043109      6521    204728 SH        SOLE                   204728
CLOROX CO                     COMM             189054109     13382    210107 SH        SOLE                   210107
COOPER INDUSTRIES INC-W/RTS T COMM             G24182100     14830    329624 SH        SOLE                   329624
ELECTRONIC DATA SYSTEMS CORP  COMM             285661104     12171    439718 SH        SOLE                   439718
FORTUNE BRANDS INC            COMM             349631101      9155    116157 SH        SOLE                   116157
FREEPORT MCMORAN COPPER &     COMM             35671D857      7231    109241 SH        SOLE                   109241
HOME DEPOT INC                COMM             437076102     14854    404288 SH        SOLE                   404288
JOY GLOBAL INC                COMM             481165108     12283    286313 SH        SOLE                   286313
MASCO CORP                    COMM             574599106      8998    328394 SH        SOLE                   328394
MATTEL INC                    COMM             577081102     16797    609238 SH        SOLE                   609238
MERCK & CO INC                COMM             589331107     17759    402069 SH        SOLE                   402069
NEWELL RUBBERMAID INC         COMM             651229106     10926    351429 SH        SOLE                   351429
NORFOLK SOUTHERN CORP         COMM             655844108     19396    383330 SH        SOLE                   383330
PFIZER INC                    COMM             717081103     12779    505897 SH        SOLE                   505897
POLYONE CORP                  COMM             73179P106      3970    650831 SH        SOLE                   650831
TRIBUNE CO NEW W/RTS TO PUR   COMM             896047107     11634    362328 SH        SOLE                   362328
TRINITY INDS INC              COMM             896522109     20804    496277 SH        SOLE                   496277
TYCO INTERNATIONAL LTD NEW    COMM             902124106      9266    293685 SH        SOLE                   293685
WAL MART STORES INC           COMM             931142103     16730    356327 SH        SOLE                   356327